Commitments and Contingencies (Details 1) T in Millions	3 Months Ended			10 Months Ended	12 Months Ended						264 Months Ended	312 Months Ended
	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($) T	Sep. 30, 2011 USD ($) T	Nov. 01, 2015	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2032 yr	Dec. 31, 2040	Jul. 31, 2011 USD ($) T
Long-term Purchase Commitment [Line Items]
Take Or Pay Arrangement Terms Years (Maximum)												25
Take-or-pay obligations							$ 2,827,200,000
Take Or Pay Obligations Due In One Year							329,500,000
Leased coal reserves adjacent to NARM | T		1,100
Weighted average bid price per mineable ton		1.10
Annual payments on coal reserves 2012 to 2016						$ 247,900,000	247,900,000	$ 247,900,000	$ 247,900,000
Number Of Tons Of Coal In Which Company Was Named Winning Bidder Adjacent to Caballo | T													220
Bid Price Per Mineable Ton													$ 0.95
Annual Coal Reserve Payments Pursuant To Belle Ayr North Lease							42,100,000	42,100,000	42,100,000	$ 42,100,000
Number Of Tons Of Coal In Which Company Was Named Winning Bidder In The Powder River Basin | T			130
Bid Price Per Mineable Ton In The Powder River Basin			1.10
Annual Coal Reserve Payments Pursuant To Caballo West Lease							28,600,000	28,600,000	28,600,000	28,600,000
Reimbursement for the difference in the federal coal lease payments made in 2011	$ 13,500,000
number of annual true up payments	5
Annual true up payments for the excess of the $1.10 bid price versus $0.95 under the transferred lease							3,900,000	$ 3,900,000	3,900,000	$ 3,900,000
Aggregate received from Alpha for the reimbursement payment and first true up payment									$ 21,300,000
Remaining annual true up payments due from Alpha on November 1 of each of the years from 2012 through 2015				1
Federal Coal Lease Term Years | yr											20
Capital Additions [Member]
Long-term Purchase Commitment [Line Items]
Purchase commitments for capital expenditures							$ 42,700,000
Scenario, Forecast [Member]
Long-term Purchase Commitment [Line Items]
Annual payments on coal reserves 2012 to 2016					$ 247,900,000
Annual Coal Reserve Payments Pursuant To Belle Ayr North Lease						42,100,000
Annual Coal Reserve Payments Pursuant To Caballo West Lease						28,600,000
Annual true up payments for the excess of the $1.10 bid price versus $0.95 under the transferred lease						$ 3,900,000